LEASES (Tables)	12 Months Ended
Jun. 30, 2025
Leases
SCHEDULE OF SUPPLEMENTAL CASH FLOWS INFORMATION RELATED TO LEASES

The following table includes supplemental cash flow and non-cash information related to leases:

	As of June 30,
	2025	2024
Cash paid of amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$(814,637)	$(1,093,819)
Financing cash outflows for finance leases	-	(2,994)
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	$1,149,384	$608,040
Finance lease liabilities	-	-

SCHEDULE OF WEIGHTED REMAINING LEASE TERM AND DISCOUNT RATES

	As of June 30,
	2025		2024
Weighted-average remaining lease term (years):
Operating lease	1.84 years		0.74 years
Finance lease	0 years		0 years

Weighted average discount rate:
Operating lease	3.49%		3.51%
Finance lease	N/A	%	8.25%

SCHEDULE OF MATURITIES OF OPERATING AND FINANCE LEASE LIABILITIES

The following is a schedule of maturities of operating and finance lease liabilities as of June 30, 2025:

Operating leases

Twelve months ending June 30,
2026	$711,336
2027	700,893
2028 and after	52,185
Total future minimum lease payments	1,464,414
Less: imputed interest	(53,276)
Present value of operating lease liabilities	$1,411,138
Less: current portion	(673,681)
Non-current portion	$737,457